Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 122,635	$ 89,249	$ 52,873
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,174	25,331	21,810
Loss on modification of lease	0	0	230
Unrealized holding gain on investment	(18,400)	(543)	(8,002)
Stock-based compensation	26,283	16,956	17,547
Gain from disposal of long-term investment	(21,076)	(58)	0
Loss (gain) on disposal of property and equipment	108	7	(215)
Deferred income taxes	(173)	(422)	428
Changes in operating assets and liabilities:
Accounts receivable	22,198	(39,043)	11,404
Inventories	(215,175)	4,870	72,127
Prepaid expenses and other current assets	(13,091)	(1,842)	(6,563)
Other assets	(20)	(951)	(7)
Notes and accounts payable	16,972	(37,813)	19,563
Refund liabilities	44	2,639	(3,142)
Accrued expenses and other current liabilities	107,871	12,798	(1,634)
Lease liabilities	588	(638)	712
Income tax payable	9,319	5,563	(34,570)
Other liabilities	(6,897)	992	6,522
Net cash provided by operating activities	61,360	77,095	149,083
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investments	0	(4,173)	0
Proceeds from disposal of long-term investments	27,575	4,432	0
Purchase of property and equipment	(55,065)	(44,351)	(50,313)
Proceeds from disposal of properties	87	3	1,228
Net cash used in investing activities	(27,403)	(44,089)	(49,085)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(67,200)	(67,255)	(16,690)
Share repurchase	(24,312)	0	0
Net cash used in financing activities	(91,512)	(67,255)	(16,690)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(57,555)	(34,249)	83,308
EFFECT OF EXCHANGE RATE CHANGES	303	(408)	(1,373)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	334,333	368,990	287,055
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	277,081	334,333	368,990
SUPPLEMENTAL INFORMATION
Income taxes paid	16,713	10,111	36,316
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	10,827	4,681	4,301
Dividend declared included in accrued expenses and accrued liabilities	$ 50,470	$ 50,665	$ 50,147